Subsequent Events - Additional Information (Detail) (Subsequent Event, Texas Industries Inc., USD $)	1 Months Ended
Jan. 28, 2014
Subsequent Event | Texas Industries Inc.
Subsequent Event [Line Items]
Number of shares issued per single share	0.700
Quarterly dividends per share	$ 0.40